Annual Total Returns - Fidelity® Treasury Money Market Fund [BarChart] - 10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-15 - Fidelity® Treasury Money Market Fund
Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2015
Fidelity Treasury Money Market Fund-Retail Class
Bar Chart Table:
Annual Return 2016	0.02%
Annual Return 2017	0.50%
Annual Return 2018	1.48%
Annual Return 2019	1.84%
Annual Return 2020	0.25%